Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)	(6,502,300)	(6,587,002)	(7,448,615)
Supervisory board | 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	0	0
Awards granted (in shares)	172,500
Exercised (in shares)	0	0
Expired/cancelled (in shares)	0	0
Number of shares, ending balance (in shares)	0	0	0
Supervisory board | 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	0	20,000
Awards granted (in shares)	180,000
Exercised (in shares)	0	(5,000)
Expired/cancelled (in shares)	0	(15,000)
Number of shares, ending balance (in shares)	0	0	20,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	12,982,169
Awards granted (in shares)	5,449,135
Awards forfeited/waived (in shares)	(153,217)
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	(6,556,700)
Number of shares, ending balance (in shares)	11,721,387	12,982,169
Employees | 2020 CEO Special Bonus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	5,334
Awards granted (in shares)	0
Awards forfeited/waived (in shares)	0
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	(5,334)
Number of shares, ending balance (in shares)	0	5,334
Employees | 2020 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	2,780,796
Awards granted (in shares)	0
Awards forfeited/waived (in shares)	(11,851)
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	(2,768,945)
Number of shares, ending balance (in shares)	0	2,780,796
Employees | 2021 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	3,699,514
Awards granted (in shares)	0
Awards forfeited/waived (in shares)	(32,571)
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	(1,716,700)
Number of shares, ending balance (in shares)	1,950,243	3,699,514
Employees | 2022 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	6,496,525
Awards granted (in shares)	0
Awards forfeited/waived (in shares)	(80,065)
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	(2,065,721)
Number of shares, ending balance (in shares)	4,350,739	6,496,525
Employees | 2023 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance (in shares)	0
Awards granted (in shares)	5,449,135
Awards forfeited/waived (in shares)	(28,730)
Awards cancelled on failed vesting conditions (in shares)	0
Awards vested (in shares)	0
Number of shares, ending balance (in shares)	5,420,405	0